UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management N.A.
Address: 199 Water Street, 20th Flr.

         New York, NY  10038

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     /s/  Iona Watter     New York, NY     November 07, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $2,701,158 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS    COM                 000886101      492   141000 SH       SOLE                        0        0   141000
ABERCROMBIE & FITCH CO      COM                 002896207     5240   297936 SH       SOLE                     1157        0   296779
ADOBE SYS INC               COM                 00724F101     1079    45000 SH       SOLE                        0        0    45000
AFFILIATED COMPUTER SERVS   COM                 008190100     8546   104983 SH       SOLE                      328        0   104655
ALBERTSONS INC              COM                 013104104      498    15650 SH       SOLE                    15650        0        0
ALTERA CORP                 COM                 021441100     1511    92300 SH       SOLE                        0        0    92300
AMERICAN INTL GROUP INC     COM                 026874107   118843  1523639 SH       SOLE                  1088576        0   435063
AOL TIME WARNER INC         COM                 00184A105    95719  2891828 SH       SOLE                  1920345        0   971483
AXCELIS TECHNOLOGIES INC    COM                 054540109     4280   453005 SH       SOLE                     1971        0   451034
BANK NEW YORK INC           COM                 064057102     1006    28767 SH       SOLE                    28767        0        0
BANK OF AMERICA CORP        COM                 060505104      385     6593 SH       SOLE                     6488        0      105
BAXTER INTL INC             COM                 071813109   105448  1915498 SH       SOLE                  1333235        0   582263
BEA SYS INC                 COM                 073325102      652    68000 SH       SOLE                        0        0    68000
BECKMAN COULTER INC         COM                 075811109     7752   175201 SH       SOLE                      837        0   174364
BEST BUY INC                COM                 086516101     7220   158859 SH       SOLE                      781        0   158078
BJ SVCS CO                  COM                 055482103     4368   245576 SH       SOLE                     1100        0   244476
CARDINAL HEALTH INC         COM                 14149Y108   157240  2126303 SH       SOLE                  1518923        0   607380
CELESTICA INC               COM                 15101Q108    67619  2481448 SH       SOLE                  1655823        0   825625
CENDANT CORP                COM                 151313103     9128   713190 SH       SOLE                     3427        0   709763
CISCO SYS INC               COM                 17275R102      832    68337 SH       SOLE                     1627        0    66710
CITIGROUP INC               COM                 172967101     2395    59159 SH       SOLE                    54329        0     4830
CITRIX SYS INC              COM                 177376100     9157   462483 SH       SOLE                     1615        0   460868
COMPAQ COMPUTER CORP        COM                 204493100     1050   126427 SH       SOLE                     1427        0   125000
CONCORD EFS INC             COM                 206197105     1811    37000 SH       SOLE                        0        0    37000
CORNING INC                 COM                 219350105      556    63056 SH       SOLE                       56        0    63000
COSTCO WHSL CORP NEW        COM                 22160K105   107135  3012803 SH       SOLE                  2205359        0   807444
CVS CORP                    COM                 126650100    72715  2190223 SH       SOLE                  1610726        0   579497
DELL COMPUTER CORP          COM                 247025109   118063  6371471 SH       SOLE                  4290863        0  2080608
DISNEY WALT CO              COM                 254687106    54127  2906981 SH       SOLE                  2008060        0   898921
DOLLAR GEN CORP             COM                 256669102     5332   455759 SH       SOLE                     1835        0   453924
E M C CORP MASS             COM                 268648102    59259  5043373 SH       SOLE                  3398497        0  1644876
EXPRESS SCRIPTS INC         COM                 302182100     9993   180655 SH       SOLE                      928        0   179727
GAP INC DEL                 COM                 364760108    34782  2910651 SH       SOLE                  2030381        0   880270
GENERAL ELEC CO             COM                 369604103    85915  2309557 SH       SOLE                  1636593        0   672964
GLOBESPAN INC               COM                 379571102     4864   538117 SH       SOLE                     2325        0   535792
GOLDMAN SACHS GROUP INC     COM                 38141G104     9442   132340 SH       SOLE                   128612        0     3728
HEALTH MGMT ASSOC NEW       COM                 421933102    10557   508553 SH       SOLE                     1962        0   506591
LEAR CORP                   COM                 521865105     6816   252281 SH       SOLE                      950        0   251331
LOWES COS INC               COM                 548661107   119175  3765428 SH       SOLE                  2607842        0  1157586
MARSH & MCLENNAN COS        COM                 571748102      514     5325 SH       SOLE                     5325        0        0
MEAD CORP                   COM                 582834107     8553   309013 SH       SOLE                     1380        0   307633
MERRILL LYNCH & CO INC      COM                 590188108   100440  2473899 SH       SOLE                  1598089        0   875810
MICROSOFT CORP              COM                 594918104   100395  1962001 SH       SOLE                  1331283        0   630718
MINNESOTA MNG & MFG CO      COM                 604059105   111642  1134577 SH       SOLE                   780107        0   354470
MORGAN STANLEY DEAN WITTER  COM                 617446448    98382  2122605 SH       SOLE                  1419859        0   702746
NATIONAL COMMERCE FINL      COM                 63545P104     9234   353820 SH       SOLE                     1643        0   352177
OMNICOM GROUP INC           COM                 681919106     1987    30618 SH       SOLE                    29678        0      940
OPENWAVE SYS INC            COM                 683718100     5649   443109 SH       SOLE                     1130        0   441979
ORACLE CORP                 COM                 68389X105    85271  6778343 SH       SOLE                  4657965        0  2120378
PEOPLESOFT INC              COM                 712713106     7074   392130 SH       SOLE                     4833        0   387297
PEPSICO INC                 COM                 713448108    57575  1187123 SH       SOLE                   928397        0   258726
PEREGRINE SYSTEMS INC       COM                 71366Q101     5774   457219 SH       SOLE                     1558        0   455661
PFIZER  INC                 COM                 717081103   155725  3883439 SH       SOLE                  2686410        0  1197029
PHOTRONICS INC              COM                 719405102     1752    95000 SH       SOLE                        0        0    95000
QUALCOMM INC                COM                 747525103    86311  1815557 SH       SOLE                  1234683        0   580874
ROHM & HAAS CO              COM                 775371107     9040   275966 SH       SOLE                     1290        0   274676
SANMINA CORP                COM                 800907107     4948   364420 SH       SOLE                     1532        0   362888
SOUTHTRUST CORP             COM                 844730101     9481   372254 SH       SOLE                     1792        0   370462
SUN MICROSYSTEMS INC        COM                 866810104     1336   161596 SH       SOLE                      481        0   161115
TELLABS INC                 COM                 879664100      494    50000 SH       SOLE                        0        0    50000
TENET HEALTHCARE CORP       COM                 88033G100    35473   594690 SH       SOLE                   405551        0   189139
TYCO INTL LTD NEW           COM                 902124106   138661  3047516 SH       SOLE                  2142598        0   904918
U S BANCORP DEL             COM                 902973304    26094  1176487 SH       SOLE                   936372        0   240115
UNITED TECHNOLOGIES CORP    COM                 913017109    44548   958035 SH       SOLE                   674029        0   284006
VERISIGN INC                COM                 92343E102     9308   222149 SH       SOLE                      876        0   221273
VERITAS SOFTWARE CO         COM                 923436109    65048  3527573 SH       SOLE                  2476822        0  1050751
WASHINGTON MUT INC          COM                 939322103    98489  2559497 SH       SOLE                  1745047        0   814450
WASTE MGMT INC DEL          COM                 94106L109      425    15913 SH       SOLE                    15814        0       99
WIND RIVER SYSTEMS INC      COM                 973149107     3316   315816 SH       SOLE                     1535        0   314281
WORLDCOM INC GA NEW         COM                 98157D106   105989  7047144 SH       SOLE                  4738778        0  2308366
XILINX INC                  COM                 983919101     1228    52200 SH       SOLE                        0        0    52200